Loans and Debentures - Schedule of Covenants Related to Leverage and Debt Coverage Ratios (Detail) - Top of range [member] - Eighth, ninth and tenth issuance of debentures [member]	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Debt coverage ratio	1.2
Leverage ratio	5.5